UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           August 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $ 119,149
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                           FORM 13F INFORMATION TABLE

                                                                BARRY FEIRSTEIN
                                                                  30-JUN-03

ITEM 1:                             ITEM 2:    ITEM 3:     ITEM 4:       ITEM 5:          ITEM 6:   ITEM 7:        ITEM 8:
                                                           MKT
                                    TITLE       CUSIP      VALUE     SHRS OR   SH/ PUT/  INVESTMENT OTHER  VOTING AUTHORITY (SHARES)
NAME OF ISSUER                      OF CLASS    NUMBER    (X$1000)   PRN AMT   PRN CALL  DISCRETION MGRS (A)SOLE  (B)SHARED  (C)NONE
ALIGN TECHNOLOGY INC                 Common    016255101       358     28,400   SH          Sole           28,400
ASTA FUNDING                         Common    046220109     1,142     47,600   SH          Sole           47,600
AT RD INC COM                        Common    04648K105    10,576    968,500   SH          Sole          968,500
BENNETT ENVIRONMENTAL                Common    081906109        32      2,900   SH          Sole            2,900
CAMECO CORP COM                      Common    13321L108    12,370    380,600   SH          Sole          380,600
CHICAGO BRIDGE AND IRON              Common    167250109       431     19,000   SH          Sole           19,000
CIPHERGEN BIOSYSTEMS COM             Common    17252Y104       487     47,500   SH          Sole           47,500
EBOOKERS PLC SPONSORED ADR           Common    278725106       380     23,700   SH          Sole           23,700
ECOLLEGE COM                         Common    27887E100     8,109    713,800   SH          Sole          713,800
FUEL-TECH N V COM                    Common    359523107     1,595    284,900   SH          Sole          284,900
GRIC COMMUNICATIONS INC COM          Common    398081109     1,849    475,300   SH          Sole          475,300
I-FLOW CORP COM                      Common    449520303       149     20,000   SH          Sole           20,000
IDINE REWARDS NETWORK COM            Common    45168A100     1,635    119,000   SH          Sole          119,000
INTERACTIVE SYSTEMS WORLDWIDE COM    Common    45840F105         4      1,000   SH          Sole            1,000
INTUITIVE SURGICAL INC COM           Common    46120E602       713     95,200   SH          Sole           95,200
LIVEPERSON INC COM                   Common    538146101       499    285,000   SH          Sole          285,000
MARVEL ENTERPRISES                   Common    57383M108       909     47,600   SH          Sole           47,600
MILLICOM INTL CELLULAR SA            Common    L6388F110    24,961    952,000   SH          Sole          952,000
NETEASE COM INC SPONSORED ADR        Common    64110W102     6,929    190,000   SH          Sole          190,000
NETFLIX COM INC                      Common    64110L106     3,641    142,500   SH          Sole          142,500
REALNETWORKS INC                     Common    75605L104       676    100,000   SH          Sole          100,000
SEPRACOR INC COM                     Common    817315104     8,517    475,000   SH          Sole          475,000
SINA CORP ORD                        Common    G81477104     4,820    238,000   SH          Sole          238,000
SKILLSOFT CORP COM                   Common    830928107       960    190,000   SH          Sole          190,000
SOHU COM INC                         Common    83408W103     3,400    100,000   SH          Sole          100,000
STRATASYS INC COM                    Common    862685104       166      4,800   SH          Sole            4,800
SYMYX TECHNOLOGIES COM               Common    87155S108     1,961    118,900   SH          Sole          118,900
TESCO CORP                           Common    88157K101    13,676  1,424,600   SH          Sole        1,424,600
TIVO INC COM                         Common    888706108       574     47,500   SH          Sole           47,500
TRIDENT MICROSYSTEMS                 Common    895919108       854     95,200   SH          Sole           95,200
UTSTARCOM INC COM                    Common    918076100     3,564    100,000   SH          Sole          100,000
WEBEX INC COM                        Common    94767L109     1,319     95,000   SH          Sole           95,000
XM SATELLITE RADIO HLD CL A          Common    983759101     1,046     95,200   SH          Sole           95,200
YOUBET COM INC                       Common    987413101       847    285,300   SH          Sole          285,300
                                                           119,149



00618.0001 #415782